SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

  Employee Equity Incentive Plan

        The Company has granted Share-Based Awards to employees and consultants of the Company pursuant to its Employee Share Option Plan (the "2001 Plan") and the Second Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan").

        On January 29, 2001, the Supervisory Board of Yandex Technologies Ltd. ("YTL"), the former parent of the Company, approved the 2001 Plan, which provided for the issuance of up to 36,909,292 options to employees of the Company to purchase ordinary shares in YTL. On February 7, 2007, the Company's Board adopted the 2007 Plan and subsequently amended it on October 11, 2007, October 14, 2008, and November 10, 2011. A share option issued under the 2007 Plan entitles the holder to purchase an ordinary share at a specified exercise price. Share appreciation rights issued under the 2007 Plan entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. The 2007 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to share appreciation rights ("SARs"), to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 10% of the issued share capital of the Company. In connection with a capital restructuring, all outstanding share options granted to eligible employees under the 2001 Plan were cancelled and replaced with new grants of options under the 2007 Plan. The Company recorded no additional compensation cost as a result of this cancellation and replacement because the terms of the replacement awards are substantially the same.

        Under the 2007 Plan, the award exercise or measurement price per share is set at the "fair market value" and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company's Board. For purposes of the 2007 Plan, "fair market value" means (A) at any time when the Company's shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, the closing price (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination. Share-Based Awards granted under the 2007 Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share-Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the 2007 Plan may not exceed ten years. The 2007 Plan expires at midnight on October 11, 2017. After its expiration, no further grants can be made under the 2007 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

        The following table summarizes options activity for the Company under the 2007 Plan:

	Quantity	Weighted average exercise price per share
Outstanding as of December 31, 2008	16,676,996	$2.35

Granted	3,099,400	3.47
Exercised/repurchased	(5,538,948)	2.41
Forfeited	(1,183,391)	2.78
Cancelled	(14,000)	2.74

Outstanding as of December 31, 2009	13,040,057	$2.54

Granted	4,528,000	6.66
Exercised/repurchased	(30,375)	3.49
Forfeited	(154,625)	3.49
Cancelled	(22,750)	3.60

Outstanding as of December 31, 2010	17,360,307	$3.60

Granted	391,000	22.51
Exercised/repurchased	(3,103,275)	2.58
Forfeited	(301,764)	10.45

Outstanding as of December 31, 2011	14,346,268	$4.19

        The following table summarizes information about outstanding and exercisable options under the 2007 Plan as of December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise Price($)	Number Outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number Exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	1,698,200	3.50	$32.0	1,698,200	3.50	$32.0
2.16	2,292,168	4.53	40.2	2,292,168	4.53	40.2
2.74	1,846,692	5.49	31.3	1,846,692	5.49	31.3
3.40	1,499,802	6.09	24.4	1,391,302	6.09	22.7
3.43	1,075,494	7.31	17.5	678,044	7.31	11.0
3.51	1,485,000	7.84	24.0	710,250	7.84	11.5
4.16	1,834,033	8.42	28.5	626,783	8.40	9.7
8.77	2,358,388	8.83	25.8	542,638	8.77	5.9
25.00	256,491	8.85	—	15,491	0.23	—

Total	14,346,268	6.53	$223.7	9,801,568	5.66	$164.3

        The following table summarizes information about non-vested share options under the 2007 Plan:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	8,783,717	$1.36

Granted	3,099,400	2.18
Vested	(5,252,499)	1.28
Forfeited	(1,183,391)	1.55

Non-vested as of December 31, 2009	5,447,227	$1.86

Granted	4,528,000	4.05
Vested	(2,455,020)	1.66
Forfeited	(154,625)	2.35

Non-vested as of December 31, 2010	7,365,582	$3.26

Granted	391,000	13.58
Vested	(2,910,119)	2.87
Forfeited	(301,764)	6.32

Non-vested as of December 31, 2011	4,544,699	$4.20

        The Company also granted SARs in 2011, none of which were exercisable and all of which are outstanding as of December 31, 2011. The following table summarizes information about SARs as of December 31, 2011.

	SARS Granted & Outstanding
Exercise Price($)	Number Granted & Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Grant Date Fair Value($)	Aggregate Intrinsic Value
20.99	760,160	9.92	$12.45	—
16.95	37,500	9.98	10.00	$0.1

Total	797,660	9.92	$12.33	$0.1

        At December 31, 2011, there was RUR 891 ($27.7) of unamortized share-based compensation expense related to unvested share options and SARs which is expected to be recognized over a weighted average period of 2.63 years. The Company expects that all but an insignificant portion of options and SARs outstanding will vest and therefore has not applied a forfeiture rate in estimating the total awards expected to vest.

  Ex-Plan Restricted Shares

        The following table summarizes information about restricted shares:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	49,329	$3.40

Vested	(24,559)	3.40
Repurchased	(10,490)	3.40

Non-vested as of December 31, 2009	14,280	$3.40

Vested	(2,856)	3.40

Non-vested as of December 31, 2010	11,424	$3.40
Vested	—	—

Non-vested as of December 31, 2011	11,424	$3.40

        At December 31, 2011, there was nil of unamortized share-based compensation expense related to unvested restricted shares. The Company expects that all restricted shares outstanding will not vest as are subject to repurchase.

  Ex-Plan Options

        In January 2009, the Company hired certain former sales and product development employees of Mediaselling LLC ("Mediaselling") (Note 16). The Company granted some of these former Mediaselling employees performance-based options to purchase an aggregate of 378,000 Class A shares.

        The following table summarizes activity for these ex-plan options:

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2008	—	—

Granted	378,000	0.01
Outstanding as of December 31, 2009	378,000	€0.01
Forfeited	(8,400)	0.01

Outstanding as of December 31, 2010	369,600	€0.01
Forfeited	(56,000)	0.01
Exercised	(24,000)	0.01

Outstanding as of December 31, 2011	289,600	€0.01

        The following table summarizes information about non-vested ex-plan share options:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2008	—	—

Granted	378,000	3.42
Vested	(70,000)	3.42

Non-vested as of December 31, 2009	308,000	$3.42
Forfeited	(8,400)	3.42

Non-vested as of December 31, 2010	299,600	$3.42
Forfeited	(56,000)	3.42
Vested	(54,600)	3.42

Non-vested as of December 31, 2011	189,000	$3.42

        As of December 31, 2011, these ex-plan options have a remaining contractual life of 7.5 years; the 289,600 outstanding ex-plan options have an intrinsic value of RUR 184 ($5.7); the 100,600 exercisable ex-plan options have an intrinsic value of RUR 64 ($2.0).

        At December 31, 2011, there was RUR 19 ($0.6) of unamortized share-based compensation expense related to unvested ex-plan options.

  Restricted Share Units

        In November 2011, the Company acquired SPB Software Group (Note 16) and subsequently granted 25,000 restricted share units (RSUs) to some of the former SPB Software employees. Although these RSUs were granted ex-plan, they have the same vesting provisions as Share-Based Awards granted under the 2007 Plan. As of December 31, 2011, all of these RSUs were outstanding and non-vested. These RSUs had a grant date fair value of $16.94 per share, resulting in unamortized share-based compensation expense of RUR 14 ($0.4) that is expected to be recognized over a four-year period. As of December 31, 2011, these RSUs had an intrinsic value of RUR 16 ($0.4).

  Phantom Stock Units

        In May 2011, the Company granted ex-plan to all of its employees 77,230 phantom stock units vesting in full in December 2011. The award was fully exercised and settled in cash in December 2011. The Company recognized share-based compensation expense of RUR 43 ($1.3), related to this grant.

  Share-Based Compensation Expense

        The Company recognized share-based compensation expense of RUR 209, RUR 160 and RUR 329 ($10.2) for the years ended December 31, 2009, 2010 and 2011, respectively. The Company recognized nil, nil and RUR 27 ($0.8) in related tax benefits for the years ended December 31, 2009, 2010 and 2011, respectively.